Segment Information - Long Lived Assets by Geographic Region (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Segment Reporting Information [Line Items]
Geographic data for long-lived assets	$ 253	$ 246	$ 258
Brake North America and Asia group [Member]
Segment Reporting Information [Line Items]
Geographic data for long-lived assets			$ 200